Shareholder Report, Holdings (Details)	May 31, 2025
C000016734 | Florida
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016734 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016734 | California
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016734 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016734 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016734 | NR
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000016734 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016734 | AA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016734 | A
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016734 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016734 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016734 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016734 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016734 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000016734 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016734 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016734 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016734 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016734 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016734 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016737 | Florida
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016737 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016737 | California
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016737 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016737 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016737 | NR
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000016737 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016737 | AA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016737 | A
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016737 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016737 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016737 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016737 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016737 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000016737 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016737 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016737 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016737 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016737 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016737 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016738 | Florida
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016738 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016738 | California
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016738 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016738 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016738 | NR
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000016738 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016738 | AA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016738 | A
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016738 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016738 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016738 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016738 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016738 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000016738 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016738 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016738 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016738 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016738 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016738 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016739 | Florida
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016739 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016739 | California
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016739 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016739 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016739 | NR
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000016739 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016739 | AA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016739 | A
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016739 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016739 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016739 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016739 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016739 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000016739 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016739 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016739 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016739 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016739 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016739 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%